Common Stocks — 99.7%	Shares	Fair Value
Consumer Discretionary — 34.1%
DR Horton, Inc.	8,992	$ 1,061,596
Hilton Grand Vacations, Inc.(a)	8,268	315,590
Hilton Worldwide Holdings, Inc.	1,894	470,545
Hyatt Hotels Corporation, Class A	10,408	1,374,167
Meritage Homes Corporation	5,466	347,692
PulteGroup, Inc.	3,820	374,475
Red Rock Resorts, Inc., Class A	14,709	707,062
Taylor Morrison Home Corporation(a)	13,244	745,372
		5,396,499
Real Estate — 65.6%
Agree Realty Corporation - REIT	8,857	666,932
CBRE Group, Inc., Class A(a)	2,662	332,803
CubeSmart - REIT	13,274	567,596
Equinix, Inc. - REIT	553	491,517
Equity LifeStyle Properties, Inc. - REIT	14,731	936,450
Equity Residential - REIT	11,553	810,327
Federal Realty Investment Trust - REIT	5,732	547,291
Independence Realty Trust, Inc. - REIT	25,925	481,946
Invitation Homes, Inc. - REIT	9,028	304,244
Jones Lang LaSalle, Inc.(a)	4,342	966,964
Mid-America Apartment Communities, Inc. - REIT	2,570	402,591
NNN REIT, Inc. - REIT	6,983	291,610
Prologis, Inc. - REIT	8,885	964,911
SBA Communications Corporation, Class A - REIT	1,656	384,010
Simon Property Group, Inc. - REIT	4,453	726,151
UDR, Inc. - REIT	17,737	734,844
Ventas, Inc. - REIT	12,226	785,887
		10,396,074

Total Common Stocks
(Cost $15,133,346)		15,792,573

Total Investments — 99.7%
(Cost $15,133,346)		15,792,573

Other Assets in Excess of Liabilities — 0.3%		50,698

Total Net Assets — 100.0%		$ 15,843,271

REIT	- Real Estate Investment Trust
(a)	Non-income producing security.